Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Inventories expensed to cost of goods sold	$ 3,531	$ 4,432	$ 3,472
Decreased in carrying value of inventory	98	7	3
Write-down cost of goods sold	22
Write-down presented statement of loss	$ 76